Prepayments, other receivables and other assets	12 Months Ended
Dec. 31, 2024
Prepayments, other receivables and other assets
Prepayments, other receivables and other assets

10.Prepayments, other receivables and other assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Prepayments to charging stations	110,766	75,018
Prepayments for chargers procurement	55,983	8,567
Prepayment for rental, facility and utilities	57,681	48,473
Miscellaneous prepayments	7,136	3,469
Value-added tax deductible	59,011	52,599
Amount due from related parties (Note 32)	27,703	1,206
Others	118,097	34,187
	436,377	223,519
Included in prepayments, other receivables and other assets per balance sheet	436,377	204,177
Included in assets classified as held for sale	—	19,342

The credit quality of the financial assets included in prepayments, other receivables and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

ECLs for the financial assets included in prepayments, other receivables and other assets are estimated by applying a loss rate approach with reference to the days past due for groupings of debtors with similar loss patterns. The loss rate is adjusted to reflect current conditions and forecasts of future economic conditions as appropriate.

As of December 31, 2023 and 2024, for financial assets included in prepayments, other receivables and other assets with no significant increase in credit risk since initial recognition (Stage 1 of credit risk), the 12-month ECLs were estimated to be immaterial. Loss allowance was fully made for prepayments, other receivables and other assets with a significant increase in credit risk since initial recognition (Stage 3 of credit risk) or considered to be in default, amounting to RMB16.5 million and RMB108.6 million as of December 31, 2023 and 2024, respectively.

During the years ended December 31 2022, 2023 and 2024, loss allowance for prepayments, other receivables and other assets recognized in profit or loss amounted to RMB1.2 million, RMB20.1 million and RMB73.1 million, respectively.